Related Party Transactions - Remuneration of key management (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Related Party Transactions
Short-term remuneration and compensation	€ 120	€ 332	€ 391	€ 477
Share based payment	47	13	102	13
Total	€ 167	€ 345	€ 493	€ 490